UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23312)

Tidal Trust III
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust III
234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2026

Item 1. Reports to Stockholders.

Fundstrat Granny Shots US Large Cap & Income ETF Tailored Shareholder Report

semi-annual shareholder report April 30, 2026 Fundstrat Granny Shots US Large Cap & Income ETF Ticker: GRNI (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Fundstrat Granny Shots US Large Cap & Income ETF (the "Fund") for the period November 17, 2025 (the Fund's \"Inception\") to April 30, 2026. You can find additional information about the Fund at www.grannyshots.com. You can also request this information by contacting us at (212) 293-7132 or by writing to Fundstrat Granny Shots US Large Cap & Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundstrat Granny Shots US Large Cap ETF	$46	0.99%

Costs paid as a percentage of investment are annualized.

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$50,464
Number of Holdings	161
Total Advisory Fee Paid	$202,063
Portfolio Turnover Rate	37%

Sector Breakdown

(% of Total Net Assets)

Technology
27.9%
Industrials
20.6%
Financials
14.0%
Communications
8.1%
Consumer Discretionary
7.6%
Energy
7.4%
Materials
6.6%
Consumer Staples
4.6%
Utilities
2.2%
Health Care
2.1%
Cash & Other
0.2%
Options
-1.3%

What did the Fund invest in?

(as of April 30, 2026)

Top Ten Holdings	(% of Total Net Assets)
Advanced Micro Devices, Inc.	4.2
Quanta Services, Inc.	3.3
GE Vernova, Inc.	3.1
Strategy, Inc.	3.1
Amazon.com, Inc.	3.0
Alphabet, Inc.	3.0
Broadcom, Inc.	2.9
Arista Networks, Inc.	2.9
Netflix, Inc.	2.8
KLA Corp.	2.8

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.grannyshots.com.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Fundstrat Granny Shots US Small- & Mid-Cap ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 Fundstrat Granny Shots US Small- & Mid-Cap ETF Ticker: GRNJ (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Fundstrat Granny Shots US Small- & Mid-Cap ETF (the "Fund") for the period November 17, 2025 (the Fund's \"Inception\") to April 30, 2026. You can find additional information about the Fund at www.grannyshots.com. You can also request this information by contacting us at (212) 293-7132 or by writing to the Fundstrat Granny Shots US Small- & Mid-Cap ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundstrat Granny Shots US Small- & Mid-Cap ETF	$37	0.75%

Costs paid as a percentage of investment are annualized.

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$456,733
Number of Holdings	60
Total Advisory Fee Paid	$990,653
Portfolio Turnover Rate	42%

Sector Breakdown

(% of Total Net Assets)

Industrials
30.6%
Technology
19.5%
Energy
10.2%
Materials
10.2%
Financials
9.8%
Consumer Discretionary
7.2%
Health Care
6.1%
Communications
3.3%
Utilities
1.6%
Consumer Staples
1.2%
Cash & Other
0.3%

What did the Fund invest in?

(as of April 30, 2026)

Top Ten Holdings	(% of Total Net Assets)
Bloom Energy Corp.	2.9
Lumentum Holdings, Inc.	2.4
Sanmina Corp.	2.3
ON Semiconductor Corp.	2.3
Nebius Group NV	2.2
Comfort Systems USA, Inc.	2.2
HF Sinclair Corp.	2.1
Fabrinet	2.1
IonQ, Inc.	2.1
IES Holdings, Inc.	2.0

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.grannyshots.com.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Fundstrat Granny Shots US Large Cap ETF Tailored Shareholder Report

semi-annual Shareholder Report April 30, 2026 Fundstrat Granny Shots US Large Cap ETF Ticker: GRNY (Listed on NYSE Arca, Inc.)

This semi-annual shareholder report contains important information about the Fundstrat Granny Shots US Large Cap ETF (the "Fund") for the period November 1, 2025 to April 30, 2026. You can find additional information about the Fund at www.grannyshots.com. You can also request this information by contacting us at (212) 293-7132 or by writing to the Fundstrat Granny Shots US Large Cap ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.

What were the Fund costs since inception?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundstrat Granny Shots US Large Cap ETF	$38	0.75%

Costs paid as a percentage of investment are annualized.

Key Fund Statistics

(as of April 30, 2026)

Fund Size (Thousands)	$4,364,526
Number of Holdings	41
Total Advisory Fee Paid	$14,840,800
Portfolio Turnover Rate	41%

Sector Breakdown

(% of Total Net Assets)

Technology
27.6%
Industrials
19.9%
Financials
13.7%
Communications
8.0%
Consumer Discretionary
7.4%
Energy
7.3%
Materials
6.4%
Consumer Staples
4.5%
Health Care
2.1%
Utilities
2.1%
Cash & Other
1.0%

What did the Fund invest in?

(as of April 30, 2026)

Top Ten Holdings	(% of Total Net Assets)
Advanced Micro Devices, Inc.	4.1
Quanta Services, Inc.	3.2
GE Vernova, Inc.	3.0
Amazon.com, Inc.	3.0
Strategy, Inc.	3.0
Alphabet, Inc.	2.9
Broadcom, Inc.	2.9
Arista Networks, Inc.	2.9
Netflix, Inc.	2.8
KLA Corp.	2.7

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.grannyshots.com.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

April 30, 2026 (Unaudited)

Tidal Trust III

Fundstrat Granny Shots US Large Cap & Income ETF	| GRNI	| NYSE Arca, Inc.
Fundstrat Granny Shots US Small- & Mid-Cap ETF	| GRNJ	| NYSE Arca, Inc.
Fundstrat Granny Shots US Large Cap ETF	| GRNY	| NYSE Arca, Inc.

Fundstrat ETFs

Fundstrat Granny Shots US Large Cap & Income ETF

Schedule of Investments

April 30, 2026 (Unaudited)

COMMON STOCKS - 101.1%	Shares	Value
Banking - 4.6%
JPMorgan Chase & Co.	3,820	$1,196,538
PNC Financial Services Group, Inc.	5,103	1,137,969
		2,334,507
Consumer Discretionary Products - 2.2%
Tesla, Inc.(a)	2,864	1,092,988

Consumer Staple Products - 2.2%
Monster Beverage Corp.(a)	14,252	1,098,402

Financial Services - 9.4%
American Express Co.	3,434	1,109,354
Bank of New York Mellon Corp.	9,912	1,331,875
Goldman Sachs Group, Inc.	1,275	1,177,807
Robinhood Markets, Inc. - Class A(a)	15,584	1,135,918
		4,754,954
Health Care - 2.1%
Amgen, Inc.	3,147	1,089,649

Industrial Products - 14.9%
Caterpillar, Inc.	1,568	1,395,693
Deere & Co.	2,008	1,184,459
Eaton Corp. PLC	3,112	1,347,527
GE Aerospace	3,625	1,050,996
GE Vernova, Inc.	1,447	1,567,767
Northrop Grumman Corp.	1,655	959,039
		7,505,481
Industrial Services - 5.7%
Quanta Services, Inc.	2,267	1,649,855
Union Pacific Corp.	4,507	1,214,546
		2,864,401
Materials - 6.6%
Air Products and Chemicals, Inc.	4,219	1,265,911
Packaging Corp. of America	4,982	1,063,408
PPG Industries, Inc.	9,290	1,007,965
		3,337,284
Media - 8.1%
Alphabet, Inc. - Class A	3,920	1,508,416
Meta Platforms, Inc. - Class A	1,857	1,136,317
Netflix, Inc.(a)	15,195	1,422,404
		4,067,137

The accompanying notes are an integral part of these financial statements.

Oil & Gas - 7.4%
Chevron Corp.	6,486	$1,253,808
ONEOK, Inc.	13,750	1,271,325
Texas Pacific Land Corp.	2,710	1,202,346
		3,727,479
Retail & Wholesale - Discretionary - 5.4%
Amazon.com, Inc. (a)	5,762	1,527,276
TJX Cos., Inc.	7,550	1,183,462
		2,710,738
Retail & Wholesale - Staples - 2.4%
Costco Wholesale Corp.	1,192	1,209,320

Software & Tech Services - 10.3%
Cadence Design Systems, Inc. (a)	3,825	1,260,682
Microsoft Corp.	2,970	1,211,107
Palantir Technologies, Inc. - Class A(a)	8,646	1,202,745
Strategy, Inc. - Class A(a)	9,385	1,552,748
		5,227,282
Tech Hardware & Semiconductors - 17.6%
Advanced Micro Devices, Inc. (a)	5,921	2,098,935
Apple, Inc.	4,487	1,217,547
Arista Networks, Inc.(a)	8,439	1,457,500
Broadcom, Inc.	3,539	1,477,285
KLA Corp.	802	1,403,781
NVIDIA Corp.	6,276	1,252,501
		8,907,549
Utilities - 2.2%
Vistra Corp.	6,944	1,096,041

TOTAL COMMON STOCKS (Cost $47,866,833)		51,023,212

PURCHASED OPTIONS - 3.4%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 3.4%
Advanced Micro Devices, Inc., Expiration: 5/15/2026; Exercise Price:
$375.00	$70,898	2	2,695
Advanced Micro Devices, Inc., Expiration: 5/15/2026; Exercise Price:
$355.00	35,449	1	2,168
Advanced Micro Devices, Inc., Expiration: 5/15/2026; Exercise Price:
$280.00	1,985,144	56	429,660
Air Products and Chemicals, Inc., Expiration: 5/15/2026; Exercise Price:
$320.00	1,260,210	42	4,935
Alphabet, Inc., Expiration: 5/15/2026; Exercise Price: $410.00	38,480	1	247
Alphabet, Inc., Expiration: 5/15/2026; Exercise Price: $365.00	38,480	1	2,322
Alphabet, Inc., Expiration: 5/15/2026; Exercise Price: $355.00	1,423,760	37	117,382
Amazon.com, Inc., Expiration: 5/15/2026; Exercise Price: $275.00	1,510,842	57	15,846
American Express Co., Expiration: 5/15/2026; Exercise Price: $327.50	1,098,370	34	20,740
Amgen, Inc., Expiration: 5/15/2026; Exercise Price: $370.00	1,073,375	31	7,982
Apple, Inc., Expiration: 5/15/2026; Exercise Price: $290.00	1,193,940	44	7,590

The accompanying notes are an integral part of these financial statements.

Arista Networks, Inc., Expiration: 5/15/2026; Exercise Price: $175.00	$69,084	4	$3,670
Arista Networks, Inc., Expiration: 5/15/2026; Exercise Price: $165.00	1,381,680	80	115,200
Broadcom, Inc., Expiration: 5/15/2026; Exercise Price: $430.00	41,743	1	952
Broadcom, Inc., Expiration: 5/15/2026; Exercise Price: $412.50	41,743	1	1,765
Broadcom, Inc., Expiration: 5/15/2026; Exercise Price: $400.00	1,377,519	33	85,635
Cadence Design Systems, Inc., Expiration: 5/15/2026; Exercise Price:
$332.50	65,918	2	2,100
Cadence Design Systems, Inc., Expiration: 5/15/2026; Exercise Price:
$330.00	1,186,524	36	43,380
Caterpillar, Inc., Expiration: 5/15/2026; Exercise Price: $830.00	1,335,165	15	103,087
Chevron Corp., Expiration: 5/15/2026; Exercise Price: $210.00	1,237,184	64	4,160
Costco Wholesale Corp., Expiration: 5/15/2026; Exercise Price:
$1,025.00	1,115,983	11	14,135
Deere & Co., Expiration: 5/15/2026; Exercise Price: $630.00	1,179,740	20	6,650
Eaton Corp. PLC, Expiration: 5/15/2026; Exercise Price: $420.00	1,299,030	30	70,200
Eaton Corp. PLC, Expiration: 5/15/2026; Exercise Price: $440.00	43,301	1	1,325
GE Vernova, Inc., Expiration: 5/15/2026; Exercise Price: $1,100.00	108,346	1	3,650
GE Vernova, Inc., Expiration: 5/15/2026; Exercise Price: $1,070.00	1,408,498	13	66,300
General Electric Co., Expiration: 5/15/2026; Exercise Price: $305.00	28,993	1	327
General Electric Co., Expiration: 5/15/2026; Exercise Price: $292.50	28,993	1	812
General Electric Co., Expiration: 5/15/2026; Exercise Price: $285.00	985,762	34	41,820
Goldman Sachs Group, Inc., Expiration: 5/15/2026; Exercise Price:
$955.00	1,108,524	12	12,000
JPMorgan Chase & Co., Expiration: 5/15/2026; Exercise Price: $330.00	1,190,274	38	2,964
KLA Corp., Expiration: 5/15/2026; Exercise Price: $2,040.00	1,400,280	8	4,800
Meta Platforms, Inc., Expiration: 5/15/2026; Exercise Price: $685.00	61,191	1	201
Meta Platforms, Inc., Expiration: 5/15/2026; Exercise Price: $670.00	1,040,247	17	5,355
Microsoft Corp., Expiration: 5/15/2026; Exercise Price: $455.00	1,182,562	29	2,088
Monster Beverage Corp., Expiration: 5/15/2026; Exercise Price: $82.50	1,094,394	142	12,070
Netflix, Inc., Expiration: 5/15/2026; Exercise Price: $106.00	1,357,345	145	1,740
Netflix, Inc., Expiration: 5/15/2026; Exercise Price: $97.00	56,166	6	624
Northrop Grumman Corp., Expiration: 5/15/2026; Exercise Price:
$610.00	927,168	16	6,240
NVIDIA Corp., Expiration: 5/15/2026; Exercise Price: $215.00	39,914	2	299
NVIDIA Corp., Expiration: 5/15/2026; Exercise Price: $210.00	1,197,420	60	14,820
Packaging Corp. of America, Expiration: 5/15/2026; Exercise Price:
$220.00	1,003,215	47	15,393
Palantir Technologies, Inc., Expiration: 5/15/2026; Exercise Price:
$145.00	1,196,346	86	47,730
PNC Financial Services Group, Inc., Expiration: 5/15/2026; Exercise
Price: $240.00	1,115,000	50	2,125
PNC Financial Services Group, Inc., Expiration: 5/15/2026; Exercise
Price: $227.50	22,300	1	278
PPG Industries, Inc., Expiration: 5/15/2026; Exercise Price: $120.00	976,500	90	4,950
PPG Industries, Inc., Expiration: 5/15/2026; Exercise Price: $110.00	21,700	2	455
Quanta Services, Inc., Expiration: 5/15/2026; Exercise Price: $650.00	1,601,094	22	179,740
Robinhood Markets, Inc., Expiration: 5/15/2026; Exercise Price: $83.00	1,129,795	155	10,928
Strategy, Inc., Expiration: 5/15/2026; Exercise Price: $175.00	1,538,685	93	54,870
Tesla, Inc., Expiration: 5/15/2026; Exercise Price: $430.00	1,030,401	27	4,550
Tesla, Inc., Expiration: 5/15/2026; Exercise Price: $382.50	38,163	1	1,240
Texas Pacific Land Corp., Expiration: 5/15/2026; Exercise Price:
$460.00	44,367	1	1,150

The accompanying notes are an integral part of these financial statements.

Texas Pacific Land Corp., Expiration: 5/15/2026; Exercise Price:
$430.00	$1,153,542	26	$67,210
TJX Cos., Inc., Expiration: 5/15/2026; Exercise Price: $165.00	1,175,625	75	3,188
Union Pacific Corp., Expiration: 5/15/2026; Exercise Price: $272.50	53,896	2	780
Union Pacific Corp., Expiration: 5/15/2026; Exercise Price: $265.00	1,158,764	43	35,260
Vistra Corp., Expiration: 5/15/2026; Exercise Price: $180.00	1,089,096	69	12,972
Total Call Options			1,682,755

TOTAL PURCHASED OPTIONS (Cost $818,213)			1,682,755

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%		Shares	Value
First American Government Obligations Fund - Class X, 3.56%(e)		70,832	70,832

TOTAL SHORT-TERM INVESTMENTS (Cost $70,832)			70,832

TOTAL INVESTMENTS - 104.6% (Cost $48,755,878)			$52,776,799
Liabilities in Excess of Other Assets - (4.6)%			(2,312,314)
TOTAL NET ASSETS - 100.0%			$50,464,485

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Exchange-traded.

(c)	100 shares per contract.

(d)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.

(e)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.

The accompanying notes are an integral part of these financial statements.

Fundstrat Granny Shots US Large Cap & Income ETF

Schedule of Written Options Contracts

April 30, 2026 (Unaudited)

WRITTEN OPTIONS - (4.7)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (4.7)%
Advanced Micro Devices, Inc., Expiration: 5/15/2026; Exercise Price:
$370.00	$(70,898)	(2)	$(3,085)
Advanced Micro Devices, Inc., Expiration: 5/15/2026; Exercise Price:
$350.00	(35,449)	(1)	(2,427)
Advanced Micro Devices, Inc., Expiration: 5/15/2026; Exercise Price:
$270.00	(1,985,144)	(56)	(482,440)
Air Products and Chemicals, Inc., Expiration: 5/15/2026; Exercise Price:
$310.00	(1,260,210)	(42)	(12,075)
Alphabet, Inc., Expiration: 5/15/2026; Exercise Price: $400.00	(38,480)	(1)	(460)
Alphabet, Inc., Expiration: 5/15/2026; Exercise Price: $360.00	(38,480)	(1)	(2,800)
Alphabet, Inc., Expiration: 5/15/2026; Exercise Price: $345.00	(1,423,760)	(37)	(153,180)
Amazon.com, Inc., Expiration: 5/15/2026; Exercise Price: $265.00	(1,510,842)	(57)	(37,905)
American Express Co., Expiration: 5/15/2026; Exercise Price: $322.50	(1,098,370)	(34)	(28,560)
Amgen, Inc., Expiration: 5/15/2026; Exercise Price: $360.00	(1,073,375)	(31)	(15,112)
Apple, Inc., Expiration: 5/15/2026; Exercise Price: $280.00	(1,193,940)	(44)	(17,160)
Arista Networks, Inc., Expiration: 5/15/2026; Exercise Price: $172.50	(69,084)	(4)	(4,180)
Arista Networks, Inc., Expiration: 5/15/2026; Exercise Price: $160.00	(1,381,680)	(80)	(140,800)
Bank of New York Mellon Corp., Expiration: 5/15/2026; Exercise Price:
$140.00	(1,330,263)	(99)	(8,910)
Broadcom, Inc., Expiration: 5/15/2026; Exercise Price: $425.00	(41,743)	(1)	(1,187)
Broadcom, Inc., Expiration: 5/15/2026; Exercise Price: $407.50	(41,743)	(1)	(2,065)
Broadcom, Inc., Expiration: 5/15/2026; Exercise Price: $390.00	(1,377,519)	(33)	(109,642)
Cadence Design Systems, Inc., Expiration: 5/15/2026; Exercise Price:
$327.50	(65,918)	(2)	(2,650)
Cadence Design Systems, Inc., Expiration: 5/15/2026; Exercise Price:
$320.00	(1,186,524)	(36)	(64,080)
Caterpillar, Inc., Expiration: 5/15/2026; Exercise Price: $810.00	(1,335,165)	(15)	(127,987)
Chevron Corp., Expiration: 5/15/2026; Exercise Price: $200.00	(1,237,184)	(64)	(17,600)
Costco Wholesale Corp., Expiration: 5/15/2026; Exercise Price: $995.00	(1,115,983)	(11)	(31,817)
Deere & Co., Expiration: 5/15/2026; Exercise Price: $600.00	(1,179,740)	(20)	(25,000)
Eaton Corp. PLC, Expiration: 5/15/2026; Exercise Price: $435.00	(43,301)	(1)	(1,525)
Eaton Corp. PLC, Expiration: 5/15/2026; Exercise Price: $410.00	(1,299,030)	(30)	(90,600)
GE Vernova, Inc., Expiration: 5/15/2026; Exercise Price: $1,080.00	(108,346)	(1)	(4,475)
GE Vernova, Inc., Expiration: 5/15/2026; Exercise Price: $1,040.00	(1,408,498)	(13)	(90,610)
General Electric Co., Expiration: 5/15/2026; Exercise Price: $300.00	(28,993)	(1)	(515)
General Electric Co., Expiration: 5/15/2026; Exercise Price: $287.50	(28,993)	(1)	(1,062)
General Electric Co., Expiration: 5/15/2026; Exercise Price: $280.00	(985,762)	(34)	(51,000)
Goldman Sachs Group, Inc., Expiration: 5/15/2026; Exercise Price:
$930.00	(1,108,524)	(12)	(23,160)
JPMorgan Chase & Co., Expiration: 5/15/2026; Exercise Price: $320.00	(1,190,274)	(38)	(12,160)

The accompanying notes are an integral part of these financial statements.

KLA Corp., Expiration: 5/15/2026; Exercise Price: $1,940.00	$(1,400,280)	(8)	$(11,800)
Meta Platforms, Inc., Expiration: 5/15/2026; Exercise Price: $677.50	(61,191)	(1)	(248)
Meta Platforms, Inc., Expiration: 5/15/2026; Exercise Price: $650.00	(1,040,247)	(17)	(9,733)
Microsoft Corp., Expiration: 5/15/2026; Exercise Price: $440.00	(1,182,562)	(29)	(4,394)
Monster Beverage Corp., Expiration: 5/15/2026; Exercise Price: $80.00	(1,094,394)	(142)	(20,235)
Netflix, Inc., Expiration: 5/15/2026; Exercise Price: $102.00	(1,357,345)	(145)	(4,205)
Netflix, Inc., Expiration: 5/15/2026; Exercise Price: $95.00	(56,166)	(6)	(993)
Northrop Grumman Corp., Expiration: 5/15/2026; Exercise Price: $600.00	(927,168)	(16)	(10,320)
NVIDIA Corp., Expiration: 5/15/2026; Exercise Price: $212.50	(39,914)	(2)	(386)
NVIDIA Corp., Expiration: 5/15/2026; Exercise Price: $200.00	(1,197,420)	(60)	(37,050)
ONEOK, Inc., Expiration: 5/15/2026; Exercise Price: $95.00	(27,738)	(3)	(248)
ONEOK, Inc., Expiration: 5/15/2026; Exercise Price: $90.00	(1,238,964)	(134)	(40,200)
Packaging Corp. of America, Expiration: 5/15/2026; Exercise Price:
$230.00	(42,690)	(2)	(220)
Packaging Corp. of America, Expiration: 5/15/2026; Exercise Price:
$210.00	(1,003,215)	(47)	(37,835)
Palantir Technologies, Inc., Expiration: 5/15/2026; Exercise Price: $140.00	(1,196,346)	(86)	(65,790)
PNC Financial Services Group, Inc., Expiration: 5/15/2026; Exercise
Price: $230.00	(1,115,000)	(50)	(9,375)
PNC Financial Services Group, Inc., Expiration: 5/15/2026; Exercise
Price: $222.50	(22,300)	(1)	(505)
PPG Industries, Inc., Expiration: 5/15/2026; Exercise Price: $115.00	(976,500)	(90)	(7,650)
PPG Industries, Inc., Expiration: 5/15/2026; Exercise Price: $108.00	(21,700)	(2)	(640)
Quanta Services, Inc., Expiration: 5/15/2026; Exercise Price: $630.00	(1,601,094)	(22)	(220,000)
Robinhood Markets, Inc., Expiration: 5/15/2026; Exercise Price: $80.00	(1,129,795)	(155)	(17,980)
Strategy, Inc., Expiration: 5/15/2026; Exercise Price: $165.00	(1,538,685)	(93)	(91,373)
Tesla, Inc., Expiration: 5/15/2026; Exercise Price: $415.00	(1,030,401)	(27)	(8,370)
Tesla, Inc., Expiration: 5/15/2026; Exercise Price: $377.50	(38,163)	(1)	(1,508)
Texas Pacific Land Corp., Expiration: 5/15/2026; Exercise Price: $450.00	(44,367)	(1)	(1,550)
Texas Pacific Land Corp., Expiration: 5/15/2026; Exercise Price: $420.00	(1,153,542)	(26)	(86,840)
TJX Cos., Inc., Expiration: 5/15/2026; Exercise Price: $160.00	(1,175,625)	(75)	(10,313)
Union Pacific Corp., Expiration: 5/15/2026; Exercise Price: $267.50	(53,896)	(2)	(1,170)
Union Pacific Corp., Expiration: 5/15/2026; Exercise Price: $255.00	(1,158,764)	(43)	(68,155)
Vistra Corp., Expiration: 5/15/2026; Exercise Price: $175.00	(1,089,096)	(69)	(18,733)
Total Call Options			(2,354,048)

TOTAL WRITTEN OPTIONS (Premiums received $1,273,566)			$(2,354,048)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

The accompanying notes are an integral part of these financial statements.

Fundstrat Granny Shots US Large Cap ETF

Schedule of Investments

April 30, 2026 (Unaudited)

COMMON STOCKS - 99.0%	Shares	Value
Banking - 4.5%
JPMorgan Chase & Co.	321,980	$100,853,795
PNC Financial Services Group, Inc.	427,656	95,367,288
		196,221,083
Consumer Discretionary Products - 2.1%
Tesla, Inc.(a)	243,623	92,973,845

Consumer Staple Products - 2.2%
Monster Beverage Corp.(a)	1,215,883	93,708,103

Financial Services - 9.2%
American Express Co.	289,486	93,518,453
Bank of New York Mellon Corp.	833,589	112,009,354
Goldman Sachs Group, Inc.	106,025	97,942,714
Robinhood Markets, Inc. - Class A(a)	1,326,199	96,666,645
		400,137,166
Health Care - 2.1%
Amgen, Inc.	268,629	93,012,791

Industrial Products - 14.4%
Caterpillar, Inc.	130,722	116,356,959
Deere & Co.	168,491	99,387,786
Eaton Corp. PLC	255,391	110,586,857
GE Aerospace	303,575	88,015,500
GE Vernova, Inc.	121,732	131,891,753
Northrop Grumman Corp.	142,731	82,709,760
		628,948,615
Industrial Services - 5.5%
Quanta Services, Inc.	190,068	138,325,788
Union Pacific Corp.	382,693	103,128,110
		241,453,898
Materials - 6.4%
Air Products and Chemicals, Inc.	357,015	107,122,351
Packaging Corp. of America	419,683	89,581,336
PPG Industries, Inc.	776,521	84,252,529
		280,956,216
Media - 8.0%
Alphabet, Inc. - Class A	331,866	127,702,037
Meta Platforms, Inc. - Class A	158,407	96,930,827
Netflix, Inc.(a)	1,303,057	121,979,166
		346,612,030

The accompanying notes are an integral part of these financial statements.

Oil & Gas - 7.3%
Chevron Corp.	549,244	$106,174,357
ONEOK, Inc.	1,161,861	107,425,668
Texas Pacific Land Corp.	233,619	103,649,742
		317,249,767
Retail & Wholesale - Discretionary - 5.3%
Amazon.com, Inc. (a)	492,255	130,477,110
TJX Cos., Inc.	641,505	100,555,909
		231,033,019
Retail & Wholesale - Staples - 2.3%
Costco Wholesale Corp.	99,384	100,828,050

Software & Tech Services - 10.2%
Cadence Design Systems, Inc. (a)	332,535	109,600,211
Microsoft Corp.	252,020	102,768,715
Palantir Technologies, Inc. - Class A(a)	723,408	100,633,287
Strategy, Inc. - Class A(a)	786,457	130,119,311
		443,121,524
Tech Hardware & Semiconductors - 17.4%
Advanced Micro Devices, Inc. (a)	508,087	180,111,760
Apple, Inc.	382,042	103,667,097
Arista Networks, Inc.(a)	721,060	124,534,273
Broadcom, Inc.	304,632	127,162,536
KLA Corp.	67,733	118,556,457
NVIDIA Corp.	532,432	106,257,454
		760,289,577
Utilities - 2.1%
Vistra Corp.	586,117	92,512,707

TOTAL COMMON STOCKS (Cost $3,767,767,217)		4,319,058,391

SHORT-TERM INVESTMENTS - 1.0%
Money Market Funds - 1.0%	Shares	Value
First American Government Obligations Fund - Class X, 3.56%(b)	45,518,986	45,518,986

TOTAL SHORT-TERM INVESTMENTS (Cost $45,518,986)		45,518,986

TOTAL INVESTMENTS - 100.0% (Cost $3,813,286,203)		$4,364,577,377
Liabilities in Excess of Other Assets - 0.0%(c)		(51,116)
TOTAL NET ASSETS - 100.0%		$4,364,526,261

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.

(c)	Does not round to 0.1% or (0.1)%, as applicable.

The accompanying notes are an integral part of these financial statements.

Fundstrat Granny Shots US Small- & Mid-Cap ETF

Schedule of Investments

April 30, 2026 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Banking - 3.0%
East West Bancorp, Inc.	60,383	$7,636,638
Western Alliance Bancorp	77,118	6,288,202
		13,924,840
Consumer Discretionary Products - 4.2%
Armstrong World Industries, Inc.	37,081	6,318,231
SharkNinja, Inc.(a)	56,958	6,580,358
Somnigroup International, Inc.	80,724	6,123,723
		19,022,312
Consumer Discretionary Services - 3.0%
Domino’s Pizza, Inc.	19,202	6,517,543
Hyatt Hotels Corp. - Class A	43,433	7,278,068
		13,795,611
Consumer Staple Products - 1.2%
elf Beauty, Inc.(a)	83,982	5,372,329

Financial Services - 6.8%
Ally Financial, Inc.	174,417	7,742,371
Galaxy Digital, Inc. - Class A(a)	336,774	9,241,078
Riot Platforms, Inc.(a)	465,492	8,025,082
SoFi Technologies, Inc.(a)	371,822	5,986,334
		30,994,865
Health Care - 6.1%
Exelixis, Inc. (a)	167,209	7,434,112
Halozyme Therapeutics, Inc.(a)	101,585	6,466,901
United Therapeutics Corp.(a)	15,281	8,730,799
Universal Health Services, Inc. - Class B	31,522	5,304,207
		27,936,019
Industrial Products - 21.4%
AeroVironment, Inc. (a)	27,475	5,358,175
Bloom Energy Corp. - Class A(a)	46,981	13,312,536
BWX Technologies, Inc.	36,133	7,818,820
Carrier Global Corp.	112,795	7,576,440
Curtiss-Wright Corp.	10,524	7,579,385
Donaldson Co., Inc.	67,610	5,961,174
Huntington Ingalls Industries, Inc.	17,450	6,356,861
ITT, Inc.	35,701	7,652,152
Kratos Defense & Security Solutions, Inc.(a)	74,165	4,676,103
Mueller Industries, Inc.	62,220	8,426,455
Rocket Lab Corp.(a)	98,091	8,093,488

The accompanying notes are an integral part of these financial statements.

Valmont Industries, Inc.	16,086	$8,172,331
Watts Water Technologies, Inc. - Class A	22,302	6,694,168
		97,678,088
Industrial Services - 9.2%
Comfort Systems USA, Inc.	5,399	9,935,510
Dycom Industries, Inc.(a)	17,433	7,219,005
IES Holdings, Inc.(a)	14,514	9,348,177
Installed Building Products, Inc.	22,250	6,420,238
Sterling Infrastructure, Inc.(a)	17,475	9,010,459
		41,933,389
Materials - 10.2%
Albemarle Corp.	42,401	8,340,277
Cameco Corp.	63,305	7,789,047
Carpenter Technology Corp.	19,672	8,423,550
Energy Fuels, Inc.(a)	349,740	7,568,374
MP Materials Corp.(a)	127,003	8,387,278
Royal Gold, Inc.	26,004	6,068,813
		46,577,339
Media - 3.3%
EchoStar Corp. - Class A (a)	63,633	7,835,768
Reddit, Inc. - Class A(a)	50,333	7,410,527
		15,246,295
Oil & Gas - 5.6%
DT Midstream, Inc.	55,434	8,203,678
HF Sinclair Corp.	144,702	9,725,421
Weatherford International PLC	70,676	7,799,097
		25,728,196
Renewable Energy - 4.6%
Array Technologies, Inc. (a)	643,135	4,977,865
EnerSys	41,454	8,840,480
Nextpower, Inc. - Class A(a)	59,113	7,042,132
		20,860,477
Software & Tech Services - 6.8%
IonQ, Inc. (a)	213,220	9,620,486
MongoDB, Inc. - Class A(a)	20,103	5,042,436
Nebius Group NV - Class A(a)	72,231	9,984,491
UiPath, Inc. - Class A(a)	646,491	6,658,857
		31,306,270
Tech Hardware & Semiconductors - 12.7%
Everpure, Inc. - Class A (a)	99,588	7,115,563
Fabrinet(a)	14,110	9,643,762
Lattice Semiconductor Corp.(a)	75,373	9,216,610
Lumentum Holdings, Inc.(a)	12,193	11,001,988
ON Semiconductor Corp.(a)	104,109	10,495,228

The accompanying notes are an integral part of these financial statements.

Sanmina Corp.(a)	48,516	$10,567,755
		58,040,906

Utilities - 1.6%
Talen Energy Corp.(a)	19,403	7,226,065

TOTAL COMMON STOCKS (Cost $409,926,229)		455,643,001

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%	Shares	Value
First American Government Obligations Fund - Class X, 3.56%(b)	1,294,858	1,294,858

TOTAL SHORT-TERM INVESTMENTS (Cost $1,294,858)		1,294,858

TOTAL INVESTMENTS - 100.0% (Cost $411,221,087)		$456,937,859
Liabilities in Excess of Other Assets - 0.0%(c)		(204,983)
TOTAL NET ASSETS - 100.0%		$456,732,876

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.

(c)	Does not round to 0.1% or (0.1)%, as applicable.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities
April 30, 2026 (Unaudited)

	Fundstrat Granny Shots US Large Cap & Income ETF	Fundstrat Granny Shots US Large Cap ETF	Fundstrat Granny Shots US Small- & Mid-Cap ETF
ASSETS:
Investments, at value (cost $48,755,878, $3,813,286,203 and $411,221,087) (Note 2)	$52,776,799	$4,364,577,377	$456,937,859
Receivable for fund shares sold	2,061,220	–	1,755,540
Deposits with brokers for other investments	236,809	–	–
Dividends receivable	29,872	2,543,701	3,920
Receivable for investments sold	24,512	8,489,438	–
Interest receivable	327	129,698	2,786
Total assets	55,129,539	4,375,740,214	458,700,105

LIABILITIES:
Written option contracts, premium received ($1,273,566, $– and $–)	2,354,048	–	–
Payable to custodian	1,217,752	–	–
Payable for investments purchased	1,055,010	–	1,713,107
Payable to adviser (Note 4)	38,244	2,548,900	254,122
Fund shares redeemed	–	8,665,053	–
Total liabilities	4,665,054	11,213,953	1,967,229
NET ASSETS	$50,464,485	$4,364,526,261	$456,732,876

NET ASSETS CONSISTS OF:
Paid-in capital	$49,877,421	$3,772,897,838	$416,522,768
Total distributable earnings/(accumulated losses)	587,064	591,628,423	40,210,108
Total Net Assets	$50,464,485	$4,364,526,261	$456,732,876

Net assets	$50,464,485	$4,364,526,261	$456,732,876
Shares issued and outstanding(a)	2,425,000	163,700,000	15,610,000
Net asset value per share	$20.81	$26.66	$29.26

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Operations
For the Periods Ended April 30, 2026 (Unaudited)

	Fundstrat Granny Shots US Large Cap & Income ETF(a)	Fundstrat Granny Shots US Large Cap ETF	Fundstrat Granny Shots US Small- & Mid-Cap ETF(a)
INVESTMENT INCOME:
Dividend income	$150,925	$13,814,108	$609,178
Less: Dividend withholding taxes	–	(216)	(836)
Less: Issuance fees	–	–	(188)
Interest income	5,080	861,697	6,263
Total investment income	156,005	14,675,589	614,417

EXPENSES:
Investment advisory fee (Note 4)	202,063	14,840,800	990,653
Interest expense	104	–	–
Other expenses and fees	79	–	–
Total expenses	202,246	14,840,800	990,653
NET INVESTMENT INCOME (LOSS)	(46,241)	(165,211)	(376,236)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	729,328	(36,275,638)	(6,751,296)
In-kind redemptions	669,499	107,508,389	1,620,868
Written option contracts	(1,664,312)	–	–
Net realized gain (loss)	(265,485)	71,232,751	(5,130,428)
Net change in unrealized appreciation (depreciation) on:
Investments	4,020,921	51,590,764	45,716,772
Written option contracts	(1,080,482)	–	–
Net change in unrealized appreciation (depreciation)	2,940,439	51,590,764	45,716,772
Net realized and unrealized gain (loss)	2,674,954	122,823,515	40,586,344
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,628,713	$122,658,304	$40,210,108

(a)	Inception date of the Fund was November 17, 2025.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Fundstrat Granny Shots US Large Cap & Income ETF	Fundstrat Granny Shots US Large Cap ETF		Fundstrat Granny Shots US Small- & Mid-Cap ETF
	Period Ended April 30, 2026(a) (Unaudited)	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(b)	Period Ended April 30, 2026(a) (Unaudited)
OPERATIONS:
Net investment income (loss)	$(46,241)	$(165,211)	$(1,170,512)	$(376,236)
Net realized gain (loss)	(265,485)	71,232,751	(25,358,705)	(5,130,428)
Net change in unrealized appreciation (depreciation)	2,940,439	51,590,764	499,700,409	45,716,772
Net increase (decrease) in net assets resulting from operations	2,628,713	122,658,304	473,171,192	40,210,108

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(2,041,649)	–	–	–
Total distributions to shareholders	(2,041,649)	–	–	–

CAPITAL TRANSACTIONS:
Subscriptions	65,337,028	1,054,540,632	3,244,815,058	433,361,877
Redemptions	(15,459,607)	(464,280,489)	(66,378,538)	(16,839,138)
ETF transaction fees (Note 8)	–	55	47	29
Net increase (decrease) in net assets from capital transactions	49,877,421	590,260,198	3,178,436,567	416,522,768

NET INCREASE (DECREASE) IN NET ASSETS	50,464,485	712,918,502	3,651,607,759	456,732,876

NET ASSETS:
Beginning of the period	–	3,651,607,759	–	–
End of the period	$50,464,485	$4,364,526,261	$3,651,607,759	$456,732,876

SHARES TRANSACTIONS
Subscriptions	3,225,000	41,725,000	144,050,000	16,280,000
Redemptions	(800,000)	(18,625,000)	(3,450,000)	(670,000)
Total increase (decrease) in shares outstanding	2,425,000	23,100,000	140,600,000	15,610,000

(a)	Inception date of the Fund was November 17, 2025.
(b)	Inception date of the Fund was November 6, 2024.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the periods presented

	Fundstrat Granny Shots US Large Cap & Income ETF	Fundstrat Granny Shots US Large Cap ETF		Fundstrat Granny Shots US Small- & Mid-Cap ETF
	Period Ended April 30, 2026(a) (Unaudited)	Period Ended April 30, 2026 (Unaudited)	Period Ended October 31, 2025(b)	Period Ended April 30, 2026(a) (Unaudited)
PER SHARE DATA:

Net asset value, beginning of period	$20.00	$25.97	$20.00	$24.17

INVESTMENTS OPERATIONS:
Net investment income (loss)(c)	(0.02)	(0.00)(d)	(0.02)	(0.03)
Net realized and unrealized gain (loss)(e)	1.67	0.69	5.99	5.12
Total from investment operations	1.65	0.69	5.97	5.09

LESS DISTRIBUTIONS FROM:
Net investment income	(0.84)	–	–	–
Total distributions	(0.84)	–	–	–

CAPITAL TRANSACTIONS:
ETF transaction fees per share	–	0.00(d)	0.00(d)	0.00(d)
Net asset value, end of period	$20.81	$26.66	$25.97	$29.26
TOTAL RETURN(f)	8.52%	2.66%	29.86%	21.06%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$50,464	$4,364,526	$3,651,608	$456,733
Ratio of expenses to average net assets(g)	0.99%	0.75%	0.75%	0.75%
Ratio of interest expense on written options to average net assets(g)	0.00%(h)	–%	–%	–%
Ratio of operational expenses to average net assets excluding interest expense on written options(g)	0.99%	0.75%	0.75%	0.75%
Ratio of net investment income to average net assets(g)	(0.23)%	(0.01)%	(0.09)%	(0.28)%
Portfolio turnover rate(f)(i)	37%	41%	51%	42%

(a)	Inception date of the Fund was November 17, 2025.
(b)	Inception date of the Fund was November 6, 2024.
(c)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(d)	Amount represents less than $0.005 per share.
(e)

Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(f)	Not annualized for periods less than one year.

(g)	Annualized for periods less than one year.
(h)	Amount represents less than 0.005%.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

April 30, 2026 (Unaudited)

NOTE 1 - ORGANIZATION

The Fundstrat Granny Shots US Large Cap & Income ETF (the “GRNI ETF”), the Fundstrat Granny Shots US Large Cap ETF (the “GRNY ETF”), and the Fundstrat Granny Shots US Small- & Mid-Cap ETF (the “GRNJ ETF”) (each, a “Fund” and collectively, the “Funds”) are each a diversified series of shares of beneficial interest of Tidal Trust III (the “Trust”). The Trust was organized as a Delaware statutory trust on May 19, 2016 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds and Fundstrat Global Advisors, LLC (“Fundstrat” or the “Sub-Adviser”), serves as sub-adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.” The GRNI ETF and the GRNJ ETF commenced operations on November 17, 2025. The GRNY ETF commenced operations on November 6, 2024.

The investment objective of the GRNJ ETF and the GRNY ETF is to seek long-term capital appreciation. The primary investment objective of the GRNI ETF is to seek to provide current income, with a secondary objective of long-term capital appreciation.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation - Equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (“NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on the NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Investments in money market mutual funds are valued at each underlying fund’s published net asset value (“NAV”) per share as of the valuation time. Each underlying money market fund calculates NAV using the amortized cost method (which approximates fair value) as permitted by Rule 2a-7 under the 1940 Act.

Debt securities are valued by using an evaluated mean of the bid and ask prices provided by independent pricing agents. The independent pricing agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker-dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

Notes to Financial Statements

April 30, 2026 (Unaudited)

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, both long and short positions are valued at the mean between the most recent quoted bid and ask prices.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of April 30, 2026:

Fundstrat Granny Shots US Large Cap & Income ETF

Notes to Financial Statements

April 30, 2026 (Unaudited)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$51,023,212	$–	$–	$51,023,212
Purchased Options	–	1,682,755	–	1,682,755
Money Market Funds	70,832	–	–	70,832
Total Investments	$51,094,044	$1,682,755	$–	$52,776,799
Liabilities:
Investments:
Written Options	$–	$(2,354,048)	$–	$(2,354,048)
Total Investments	$–	$(2,354,048)	$–	$(2,354,048)

Fundstrat Granny Shots US Large Cap ETF
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$4,319,058,391	$–	$–	$4,319,058,391
Money Market Funds	45,518,986	–	–	45,518,986
Total Investments	$4,364,577,377	$–	$–	$4,364,577,377

Fundstrat Granny Shots US Small- & Mid-Cap ETF
	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$455,643,001	$–	$–	$455,643,001
Money Market Funds	1,294,858	–	–	1,294,858
Total Investments	$456,937,859	$–	$–	$456,937,859

Refer to the Schedules of Investments for further disaggregation of investment categories.

Derivative Instruments - As the buyer of a call option, each Fund has a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). Each Fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. For example, a Fund may buy call options on underlying reference instruments that it intends to buy with the goal of limiting the risk of a substantial increase in their market price before the purchase is effected. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which case such Fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.

As the buyer of a put option, each Fund has the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). Like a call option, each Fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire. A Fund may buy a put option on an underlying reference instrument owned by the Fund (a protective put) as a hedging technique in an attempt to protect against an anticipated decline in the market value of the underlying reference instrument. Such hedge protection is provided only during the life of the put option when a Fund, as the buyer of the put option, is able to sell the underlying reference instrument at the put exercise price, regardless of any decline in the underlying instrument’s market price. Each Fund may also seek to offset a decline in the value of the underlying reference instrument through appreciation in the value of the put option. Put options may also be purchased with the intent of protecting unrealized appreciation of an instrument when the Sub-Adviser deems it desirable to continue to hold the instrument because of tax or other considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the instrument is eventually sold. Buying put options at a time when the buyer does not own the underlying reference instrument allows the buyer to benefit from a decline in the market price of the underlying reference instrument, which generally increases the value of the put option.

Notes to Financial Statements

April 30, 2026 (Unaudited)

If a put option was not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.

Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying reference instrument that is subject to the call option. Call options may also be written on reference instruments that the writer does not own.

If a Fund writes a covered call option, any underlying reference instruments that are held by the Fund and are subject to the call option will be earmarked on the books of such Fund as segregated to satisfy its obligations under the option. A Fund will be unable to sell the underlying reference instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying reference instruments from segregation. As the writer of a covered call option, a Fund gives up the potential for capital appreciation above the exercise price of the option should the underlying reference instrument rise in value. If the value of the underlying reference instrument rises above the exercise price of the call option, the reference instrument will likely be “called away,” requiring a Fund to sell the underlying instrument at the exercise price. In that case, the Fund will sell the underlying reference instrument to the option buyer for less than its market value, and such Fund will experience a loss (which will be offset by the premium received by the Fund as the writer of such option). If a call option expires unexercised, the Fund will realize a gain in the amount of the premium received. If the market price of the underlying reference instrument decreases, the call option will not be exercised and the Fund will be able to use the amount of the premium received to hedge against the loss in value of the underlying reference instrument. The exercise price of a call option will be chosen based upon the expected price movement of the underlying reference instrument. The exercise price of a call option may be below, equal to (at-the-money), or above the current value of the underlying reference instrument at the time the option is written.

As the writer of a put option, each Fund has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, the Funds, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time. Each Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put option. If a put option written by the Funds expires unexercised, such Funds will realize a gain in the amount of the premium received.

Notes to Financial Statements

April 30, 2026 (Unaudited)

By virtue of each Fund’s investments in option contracts, equity ETFs and equity indices, the Funds are exposed to common stocks indirectly which subjects the Funds to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest.

Each Fund has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how an entity uses derivative

For the period ended April 30, 2026, each Fund’s monthly average notional amount are described below:

Average Notional Amount
Purchased Options	$43,512,890
Written Options	(44,445,0850

Statement of Assets & Liabilities

Fair value of derivative instruments as of April 30, 2026:

		Asset Derivatives as of April 30, 2026		Asset Derivatives as of April 30, 2026
Fund	Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
GRNI ETF
	Equity Contracts:

	Purchased Options	Investments, at value	$1,682,755	None	$–

	Written Options	None	$–	Written option contracts, at value	$2,354,048

Notes to Financial Statements

April 30, 2026 (Unaudited)

Statement of Operations

The effect of derivative instruments on the Statements of Operations for the period ended April 30, 2026:

Fund	Instrument	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
GRNI ETF
	Equity Contracts:
	Purchased Options	Net realized and change in unrealized gain (loss) from Investments in unaffiliated securities	$–	$864,542
	Written Options	Net realized and change in unrealized gain (loss) from Written option contracts	$(1,664,312)	$(1,080,483)

The Fund is not subject to master netting agreements; therefore, no additional disclosures regarding netting arrangements are required.

Federal Income Taxes - Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Funds intend to declare as dividends in each calendar year, at least 98% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds' fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of April 30, 2026, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

Notes to Financial Statements

April 30, 2026 (Unaudited)

Securities Transactions and Investment Income - Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders - Distributions to shareholders from net investment income, if any, for the GRNJ ETF and the GRNY ETF are declared and paid quarterly. Distributions to shareholders from net investment income, if any, for the GRNI ETF are declared and paid monthly. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation - The NAV per Share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for each Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the NASDAQ is closed for trading.

Guarantees and Indemnifications - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Illiquid Securities - Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by a Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

NOTE 3 - PRINCIPAL INVESTMENT RISKS

Equity Market Risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

Notes to Financial Statements

April 30, 2026 (Unaudited)

Market Capitalization Risk.

●	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Models and Data Risk. The composition of the Fund’s portfolio is heavily dependent on investment models developed by the Sub-Adviser as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Fund’s portfolio that would have been excluded or included had the Models and Data been correct and complete. Errors in programming, data entry, system compatibility, or database integrity can result in the unintended inclusion or exclusion of securities in the Fund’s portfolio. Such errors, whether due to human or technological factors, could induce the Sub-Adviser to make investment choices that would not have been made with accurate and complete information, potentially leading to losses or missed gains for the Fund.

As with any investment, there is a risk that you could lose all or a portion of your principal investment in the Funds. The Funds are subject to the above principal risks, as well as other principal risks which may adversely affect each Fund’s NAV, trading price, yield, total return and/or ability to meet their objectives. For more information about the risks of investing in the Funds, see the section in each Fund’s Prospectus titled “Additional Information About the Fund — Principal Investment Risks.”

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions. The Adviser provides oversight of the Sub-Adviser and review of the Sub-Adviser’s performance.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

Fund	Investment Advisory Fee
GRNI ETF	0.99%
GRNY ETF	0.75%
GRNJ ETF	0.75%

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”) and the Investment Advisory Fees payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the periods ended April 30, 2026 are disclosed in the Statements of Operations.

Notes to Financial Statements

April 30, 2026 (Unaudited)

The Sub-Adviser serves as investment sub-adviser to the Funds, pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of each Fund's portfolio, including determining the securities purchased and sold by the Funds, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.04% of each Fund's average daily net assets (the “Sub-Advisory Fee”). The Sub-Adviser has agreed to assume all or a portion of the Adviser’s obligation to pay all expenses incurred by the Funds, except for the Sub-Advisory Fee payable to the Sub-Adviser and Excluded Expenses. For assuming the payment obligation for a portion of each Fund’s expenses, the Adviser has agreed to pay to the Sub-Adviser the profits, if any, generated by the Funds' Investment Advisory Fees, less a contractual fee retained by the Adviser. Expenses incurred by the Funds and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds' administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. Tidal prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Funds' custodian.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds' fund accountant and transfer agent. In those capacities, Fund Services performs various accounting and transfer agency services for the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds' custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds' principal underwriter in a continuous public offering of the Funds' Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 5 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), each Fund has evaluated their business activities and determined that they each operate as a single reportable segment.

Notes to Financial Statements

April 30, 2026 (Unaudited)

Each Fund's investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker ("CODM"). The Principal Financial Officer is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

For the periods ended April 30, 2026, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were:

Fund	Purchases	Sales
GRNI ETF	$17,804,483	$16,732,352
GRNJ ETF	129,274,551	129,379,683
GRNY ETF	1,669,495,952	1,646,472,236

For the periods ended April 30, 2026, there were no purchases or sales of long-term U.S. government securities.

For the periods ended April 30, 2026, in-kind transactions associated with creations and redemptions for the Funds were:

Fund	Purchases	Sales
GRNI ETF	$62,065,110	$15,194,704
GRNJ ETF	431,604,236	16,442,446
GRNY ETF	1,015,365,291	453,008,802

NOTE 7 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the periods ended April 30, 2026 and the prior fiscal year ended October 31, 2025 were as follows:

Distributions paid from:	April 30, 2026	October 31, 2025
Fundstrat Granny Shots US Large Cap & Income ETF
Ordinary Income	$2,041,649	$–
Fundstrat Granny Shots US Large Cap ETF
Ordinary Income	$–	$–
Fundstrat Granny Shots US Small- & Mid-Cap ETF
Ordinary Income	$–	$–

Notes to Financial Statements

April 30, 2026 (Unaudited)

As of the most recent fiscal year ended October 31, 2025, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	Fundstrat Granny Shots US Large Cap & Income ETF	Fundstrat Granny Shots US Large Cap ETF	Fundstrat Granny Shots US Small- & Mid-Cap ETF
Cost of investments(a)	$–	$3,157,541,703	$–
Gross tax unrealized appreciation	–	563,939,653	–
Gross tax unrealized depreciation	–	(68,940,153)	–
Net tax unrealized appreciation (depreciation)	–	494,999,500	–
Undistributed ordinary income (loss)	–	–	–
Undistributed long-term capital gain (loss)	–	–	–
Total distributable earnings	–	–	–
Other accumulated gain (loss)	–	(26,029,382)	–
Total distributable earnings/(accumulated losses)	$–	$468,970,118	$–

(a)	The difference between book and tax-basis unrealized appreciation is primarily due to wash sales.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the most recent fiscal year ended October 31, 2025, the GRNY ETF had late-year losses of $1,170,512. As of the most recent fiscal year ended October 31, 2025, the GRNY ETF had not elected to defer any post-October losses.

As of October 31, 2025, the GRNY ETF had no long-term capital loss carryovers and short-term capital loss carryovers of $24,858,870, which do not expire.

NOTE 8 - SHARES TRANSACTIONS

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV, generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of Shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $300, payable to the Custodian.

Notes to Financial Statements

April 30, 2026 (Unaudited)

The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Funds have equal rights and privileges.

NOTE 9 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser and Sub-Adviser will monitor developments and seek to manage the Funds in a manner consistent with achieving each Fund's investment objective, but there can be no assurance that they will be successful in doing so.

NOTE 10 - NEW ACCOUNTING PRONOUNCEMENT

In December 2023, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which enhances the transparency and decision usefulness of income tax disclosures. The amendments are effective for annual periods beginning after December 15, 2024. The Funds have adopted ASU 2023-09, which is not expected to have a material impact on the Funds' financial statements or disclosures.

NOTE 11 - SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds' financial statements.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Fund’s accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from the Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on October 10, 2024 and October 22, 2025, the Board of Trustees (the “Board”) of Tidal Trust III (the “Trust”) considered the approval of:

●	the Investment Advisory Agreement (the “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of the Funds;

●	an Investment Sub-Advisory Agreement (a “Sub-Advisory Agreement" and together with the Advisory Agreement, the “Agreements”) between the Adviser and Fundstrat Capital, LLC (“Fundstrat”) with respect to the Fundstrat Granny Shots US Large Cap ETF, Fundstrat Granny Shots US Large Cap & Income ETF, and Fundstrat Granny Shots US Small- & Mid- Cap ETF ( “Fundstrat ETFs”).

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. It is noted that in accordance with the SEC’s temporary exemptive relief for in-person approvals, these approvals shall be ratified at the next in-person Board meeting.

In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser and Sub-Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to the Funds' shareholders by the Adviser and Sub-Adviser; (ii) the costs of the services to be provided and the profits to be realized by the Adviser and Sub-Adviser from services to be provided to the Funds, including any fall-out benefits; (iii) comparative fee and expense data for the Funds in relation to other investment companies with similar investment objectives; (iv) the extent to which economies of scale would be realized as the Funds grow and whether the advisory fees for the Funds reflect these economies of scale for the benefit of the Funds; and (v) other financial benefits to the Adviser or Sub-Adviser and their affiliates resulting from services rendered to the Funds. The Board’s review included written and oral information furnished to the Board prior to and at the meetings held on October 10, 2024 and October 25, 2025. Among other things, the Adviser and Sub-Adviser provided responses to a detailed series of questions, which included information about the Adviser’s and Sub-Adviser’s operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s oral presentations and any other information that the Board received at the meeting and deliberated on the renewal of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the approval of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Funds. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement and Sub-Advisory Agreement. In considering the nature, extent and quality of the services to be provided by the Adviser and Sub-Adviser, the Board reviewed the Adviser’s and Sub-Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser and Sub-Adviser working with ETFs. The Board also considered other services to be provided to the Funds by the Adviser and Sub-Adviser, such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds' investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Funds by the Adviser and Sub-Adviser based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that the Funds had not yet commenced operations and that therefore there was no prior performance to review.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fee for the Funds and compared it to the management fees and total operating expenses of its Peer Group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for the Funds is a “unified fee.”

The Board noted the importance of the fact that the proposed advisory fee for the Funds is a “unified fee,” meaning that the shareholders of the Funds pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser. The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Funds' other expenses (except as noted above) out of its own fees and resources. The Board further noted that because each Fund is new, it was difficult to estimate the profitability of the Funds to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Funds.

The Board noted that because the Funds are new, it also was difficult to estimate whether the Funds would experience economies of scale. The Board noted that the Adviser will review expenses as the Funds' assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Funds achieve asset growth.

The Board also reviewed the proposed sub-advisory fee paid to the Sub-Adviser for its services. The Board considered the fee in light of the services being provided. The Board determined that the proposed fee reflected an appropriate allocation of the advisory fee paid to the Adviser and the Sub-Adviser given the work performed by the firm. The Board also considered that Fundstrat was acting as sponsor for the Fundstrat ETFs and had agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board considered that pursuant to this arrangement, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the sponsor out of its profits. The Board concluded that the proposed fee for the Funds were reasonable in light of the services rendered.

The Board also considered that the sub-advisory fee is paid out of the Adviser’s unified fee and represents an arm’s-length negotiation between the Adviser and the Sub-Adviser. For these reasons, the Trustees determined that the profitability to the Sub-Adviser from its relationships with the Funds was not a material factor in their deliberations with respect to consideration of approval of the Sub-Advisory Agreement. The Board considered that, because the fee is paid by the Adviser out of its unified fee, any economies of scale would not benefit shareholders and, thus, were not relevant for the consideration of the approval of the sub-advisory fee.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement and Sub-Advisory Agreement are fair and reasonable; (b) concluded that each of the Adviser’s and Sub-Adviser’s fees are reasonable in light of the services that the Adviser and Sub-Adviser will provide to the Funds; and (c) agreed to approve the Agreements for an initial term of two years.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust III

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	July 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	July 2, 2026

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	July 2, 2026